Convertible Instruments and Accrued Interest - Convertible Note - April 2, 2021 Note (Detail) $ in Thousands, shares in Millions		12 Months Ended
	Apr. 02, 2021 USD ($) shares	May 31, 2023 USD ($) agreement shares	May 31, 2022 USD ($)	Feb. 04, 2023 USD ($)
Debt Instrument [Line Items]
Consideration received		$ 696
Unamortized discount	$ 3,400
Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Shares reserved | shares	6.0
Debt instrument term	2 years
Conversion of preferred stock to common stock (in shares) | shares		17.3
Loss on induced conversion		$ 5,300	$ 18,900
Debt instrument, extended term	2 years
Convertible note, aggregate principal	$ 28,500			$ 6,100
Number of exchange agreements | agreement		8
Consideration received	25,000
Debt issuance costs	100
Conversion of principal and interest of convertible notes to common stock	$ 3,500
Convertible notes, interest rate	10.00%
Percentage increase in amount payable on default	15.00%
Percentage increase in amount payable, second scenario	10.00%
Percentage increase in amount payable, third default scenario	5.00%
Number of days of notice to be given for conversion of notes into common stock	5 days
Debt instrument lock in period	6 months
Number of days of notice to be given for redemption	3 days
Specified monthly redemption amount	$ 7,500
Debt instrument prepayment percentage premium	15.00%
Number of days of notice to be given for prepayment	15 days
Period in which company was obligated to reduce the outstanding balance of debt	5 months
Debt proceeds requiring investor consent	$ 50,000
Additional debt, increase in interest rate	5.00%
Beneficial conversion feature	$ 0
Convertible Note - April 2, 2021 Note | Maximum
Debt Instrument [Line Items]
Convertible notes, interest rate	22.00%
Partitioned Notes
Debt Instrument [Line Items]
Convertible note, aggregate principal		$ 4,000